Form N-CSR Cover	12 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025